Principal Business Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Principal Business Activities

1 - Principal Business Activities

Interim Financial Statements

The unaudited financial statements of MediaShift, Inc. (“MediaShift”, or the “Company”), have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. However, the information included in these interim financial statements reflects all adjustments (consisting solely of normal recurring adjustments) which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations.  Results shown for interim periods are not necessarily indicative of the results to be obtained for a full year.  The balance sheet information as of December 31, 2012 was derived from the audited financial statements included in Form 10-K filed March 13, 2013. These interim financial statements should be read in conjunction with that report.

Organization and Business

MediaShift, Inc. (the "Company") was originally incorporated under the laws of the state of Nevada in July 2004 as JMG Exploration, Inc. (“JMG”).  At a Special Meeting of Shareholders (the "Meeting") of JMG Exploration, Inc held on March 4, 2013, JMG shareholders approved the following:

•    An increase in the authorized number of shares of common stock from 25,000,000 to 100,000,000 (the “Authorized Share Increase”);

•    A change in the name from JMG Exploration, Inc. to MediaShift, Inc. (the “Name Change”); and

•    A reverse stock split of common stock of one share for every two (1-for-2) shares outstanding.

All share and per share information, including earnings per share, in this Form 10-Q have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation.

All continuing operations are being conducted by MediaShift’s wholly owned subsidiaries, Ad-Vantage Networks, Inc. (“ADVN”) and Travora Networks, Inc. (“TNI”). ADVN provides digital advertising software and service solutions that enable access providers and network operators to generate advertising revenues on their free and fee-based networks. TNI operates a leading digital advertising network, where it engages in the marketing and selling of online advertiser ads to travel service providers through a proprietary network of web publishers.

TNI was formed on January 14, 2013 as a Delaware Corporation. TNI acquired assets from Travora Media., Inc. related to Travora Media’s ad network business in an Asset Purchase Agreement which was effective on February 1, 2013 and which closed February 6, 2013 and therefore the financial information presented as of and for the three month period ended March 31, 2013 represents only two months of TNI operations.

Liquidity

The Company faces certain risks and uncertainties which are present in many emerging technology companies regarding product development, future profitability, ability to obtain future capital, protection of patents and property rights, competition, rapid technological change, government regulations, recruiting and retaining key personnel, and third party vendors and manufacturers.

At March 31, 2013 (unaudited) and December 31, 2012, we had $3,696,000 and $902,701 in cash and cash equivalents, respectively. From our incorporation through March 31, 2013, we have financed our operating cash flow needs principally through private offerings of equity securities and convertible debt.

As of March 31, 2013 (unaudited) and December 31, 2012, we had an accumulated deficit of $17,287,400 and $9,993,284, respectively, and had limited working capital to fund development of our technology. On November 5, 2012, the Company issued an aggregate of $500,000 in two year 10% convertible notes to two investors, and on November 7, 2012 the Company issued an aggregate of $500,000 in two year 10% convertible notes to three additional investors. The notes may be prepaid by the Company with fifteen days’ notice, and may be converted into the Company’s common stock at the lesser of 80% of the Company’s fair market value at the time of conversion or $8.00 per share. The notes were issued with two year warrants to purchase an aggregate of 100,000 common shares at $6.50 per share.

During the first quarter of 2013, we received $6,944,350 pursuant to a private placement of 8% convertible promissory notes and warrants (see notes 5 and 6). A total of $2,250,000 of the proceeds was used to finance the Travora acquisition (note 3). We will use the balance of the proceeds to finance our remaining financial commitments pursuant to the Travora acquisition and for working capital purposes. On March 27, 2013, all convertible notes received during the quarter from this private placement, along with accrued interest, net of discount, totaling $7,007,170 were converted to common stock.

1 - Principal Business Activities

Organization and Business

MediaShift, Inc. (the "Company") is a development stage company originally incorporated under the laws of the state of Nevada in July 2004 as JMG Exploration, Inc. (“JMG”).  At a Special Meeting of Shareholders (the "Meeting") of JMG Exploration, Inc held on March 4, 2013, JMG shareholders approved the following:

•    An increase in the authorized number of shares of common stock from 25,000,000 to 100,000,000 (the “Authorized Share Increase”);

•    A change in the name from JMG Exploration, Inc. to MediaShift, Inc. (the “Name Change”); and

•    A reverse stock split of common stock of one share for every two (1-for-2) shares outstanding.

All share and per share information, including earnings per share, in this Form 10-K have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation.

MediaShift’s wholly owned subsidiary, Ad-Vantage Networks, Inc. (“Ad-Vantage”), is a development stage company engaged in digital advertising technology services. Ad-Vantage was formed as a Delaware Limited Liability Corporation (LLC) on February 23, 2010 and on July 7, 2010 was converted to a Delaware Corporation.

On July 6, 2010, Ad-Vantage completed a reorganization in which the predecessor to the Company, Ad-Vantage Networks, LLC, was converted into Ad-Vantage (the “Conversion”). As part of the Conversion, Ad-Vantage issued 10,000,000 shares of common stock.

Liquidity

The Company faces certain risks and uncertainties which are present in many emerging technology companies regarding product development, future profitability, ability to obtain future capital, protection of patents and property rights, competition, rapid technological change, government regulations, recruiting and retaining key personnel, and third party vendors and manufacturers.

As of December 31, 2012, the Company had an accumulated deficit of $9,993,284 and had insufficient working capital to fund development and commercial rollout of our technology. In November 2012 the Company received proceeds of $1,000,000 pursuant to the issuance of promissory notes.  During the first quarter of 2013, the Company received approximately $7,000,000 pursuant to a private placement of 8% convertible promissory notes (see “Subsequent Events”). A total of $2,250,000 of the proceeds was used to finance the Travora acquisition (see “Subsequent Events”). The balance of the proceeds will be used to finance our remaining financial commitments pursuant to the Travora acquisition and for working capital purposes.

Merger with Ad-Vantage

On August 31, 2012, Ad-Vantage consummated a reverse triangular merger (the “Merger”) with a wholly owned subsidiary of JMG pursuant to which Ad-Vantage became the surviving entity of the Merger and Ad-Vantage became a wholly owned subsidiary of JMG. The transaction has been accounted for as a reverse acquisition and the accompanying financial statements are those of Ad-Vantage. As required by accounting guidance, authorized shares, issued and outstanding shares and per share amounts have been retroactively restated throughout these consolidated financial statements and the accompanying notes to reflect JMG’s capital structure.

JMG had minimal ongoing business operations prior to the Merger consisting of payments from oil and gas properties. Assets consisting primarily of cash and oil and gas properties totaling $1,522,737 were acquired and certain current liabilities of $401,864 were assumed from JMG. Because The Merger is being treated as a capital transaction, whereby Ad-Vantage Networks, Inc. acquired the net monetary assets of JMG, accompanied by a recapitalization of Ad-Vantage Networks, Inc. As such, no fair value adjustments were necessary for any of the assets acquired or liabilities assumed.

The net equity acquired from JMG as the result of the Merger was $1,054,034 and was recorded as an addition to additional paid in capital. Pursuant to and in connection with the Amended and Restated Merger Agreement and the Merger:

•    JMG issued 169,973.88 shares of Class M Preferred Stock (the “Class M Preferred”), a newly authorized class of JMG preferred stock, as consideration for the Merger.  Each issued and outstanding share of Ad-Vantage common stock and Ad-Vantage preferred stock (collectively, “Ad-Vantage Capital Stock”) was exchanged for 0.01 fully paid and nonassessable share of Class M Preferred (the “Exchange Ratio”).

•    JMG covenanted, as soon as reasonably practicable following the consummation of the Merger and subject to compliance with applicable law, to (i) cause its authorized number of shares of common stock to be increased from 25,000,000 to 100,000,000 (the “Authorized Share Increase”) and (ii) effect a one-for-two reverse stock split of its issued and outstanding shares of common stock (the “Reverse Stock Split”).

•    Upon the consummation of the Authorized Share Increase and the Reverse Stock Split, the shares of Class M Preferred issued in exchange for the shares of Ad-Vantage Capital Stock shall automatically convert (the “Automatic Conversion”) into shares of JMG’s common stock, at the ratio of 100 shares of common stock for each share of Class M Preferred (the “Conversion Ratio”). The Automatic Conversion occurred on March 4, 2013.

•    After giving effect to the Reverse Stock Split and the Automatic Conversion, JMG will have approximately 19,769,093 shares of common stock outstanding, of which 16,997,388 shares will have been issued (giving effect to the Automatic Conversion) to complete the Merger.

•    All issued and outstanding options to acquire shares of Ad-Vantage common stock (collectively, “Ad-Vantage Options”) were converted into options to acquire shares of Class M Preferred (collectively, “Parent Class M Preferred Stock Options”) at the Exchange Ratio, with such Class M Preferred Stock Options having the same terms and being subject to the same conditions as the Ad-Vantage Options, provided, however, that upon the consummation of the Authorized Share Increase and the Reverse Stock Split all of the Class M Preferred Stock Options shall, without the requirement of any further action, convert into options for shares of JMG common stock, with such conversion occurring at the Conversion Ratio. No Ad-Vantage Option had accelerated vesting in connection with the Merger.

•    JMG extended the term of its four classes of warrants with exercise prices, respectively, of $8.50, $10.00, $12.00, and $14.00 to an expiration date 18 months after the consummation of the Merger.

•    Each of those persons serving prior to the Merger as a director of JMG resigned from the Board, with such resignations becoming effective as of September 16, 2012 (upon expiration of the applicable waiting period in compliance with the provisions of Rule 14f-1 (“Rule 14f-1”) of the Exchange Act of 1934, as amended (the “Exchange Act”)).

•    Each of David S. Grant and Sanjeev Kuwadekar became directors of the Company, effective upon the consummation of the Merger, and each of Donald Wells, Ed Cerkovnik and Robert Burg became directors of the Company as of September 16, 2102 upon expiration of the applicable waiting period in compliance with the provisions of Rule 14f-1.

•    Those persons serving as officers of JMG prior to the Merger resigned upon the consummation of the Merger and those persons serving as officers of Ad-Vantage became officers of JMG.

•    The Merger resulted in the pre-Merger stockholders of JMG owning approximately 13.8% of Ad-Vantage and the Ad-Vantage Stockholders, as a group, owning the balance.

•    Certain members of the Ad-Vantage executive team agreed to lock-up, for a period of twelve months following the closing of the Merger, the shares of JMG’s Class M Preferred  to be received by them in connection with the Merger, and the shares of JMG’s common stock which those shares of Class M Preferred will convert into at the Automatic Conversion.